1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.0%**

FINANCIAL SERVICES – 0.0%**

LA Arena Funding LLC, Series
1999-1, Class A, 7.66%, 12/15/26Ω	$113,365	$112,123

TOTAL ASSET-BACKED SECURITY (COST $113,365)		$112,123

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

Series 2005-29, Class WC, 4.75%, 04/25/35	12,023	13,243

Series 2012-114, Class VM, 3.50%, 10/25/25	1,103,820	1,138,978

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,152,221

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.45%, 02/25/34Δ	38,939	37,344

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/21	4,798	4,948

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 11/25/35Δ	32,473	30,801

TOTAL WHOLE LOAN		$73,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,320,821)		$1,225,314

COMMERCIAL PAPER – 1.9%♦

Canadian Natural Resources Ltd., 0.19%, 02/25/21	5,000,000	4,999,080

General Motors Financial Co., Inc., 0.32%, 02/03/21	7,000,000	6,999,507

TOTAL COMMERCIAL PAPER (COST $11,999,242)		$11,998,587

CORPORATE BONDS – 47.2%

AEROSPACE & DEFENSE – 1.7%

Boeing Co. (The), Sr. Unsecured

1.95%, 02/01/24	2,700,000	2,772,707

2.75%, 02/01/26	2,000,000	2,096,121

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	912,146

Northrop Grumman Corp., Sr. Unsecured

2.93%, 01/15/25	1,000,000	1,081,504

4.03%, 10/15/47	1,765,000	2,136,320

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	1,600,000	1,802,326

TOTAL AEROSPACE & DEFENSE		$10,801,124

AUTOMOTIVE – 2.4%

American Honda Finance Corp., Sr. Unsecured, MTN, 0.65%, 09/08/23	1,790,000	1,802,605

Description	Par Value	Value

Daimler Finance North America LLC, Company Guaranteed, 3.88%, 09/15/21Ω	$250,000	$255,647

Ford Motor Co., Sr. Unsecured, 8.50%, 04/21/23	800,000	897,404

Ford Motor Credit Co. LLC, Sr. Unsecured

5.75%, 02/01/21	500,000	499,924

4.25%, 09/20/22	450,000	464,242

3.37%, 11/17/23	1,000,000	1,019,463

5.58%, 03/18/24	1,000,000	1,081,088

5.13%, 06/16/25	1,500,000	1,632,304

General Motors Co., Sr. Unsecured

5.40%, 10/02/23	335,000	375,316

6.25%, 10/02/43	1,000,000	1,353,971

General Motors Financial Co., Inc., Sr. Unsecured

4.20%, 11/06/21	1,650,000	1,696,029

1.25%, 01/08/26	1,000,000	997,696

PACCAR Financial Corp., Sr. Unsecured, MTN,
2.65%, 05/10/22	3,045,000	3,139,826

TOTAL AUTOMOTIVE		$15,215,515

BEVERAGES – 0.7%

Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,407,725

Keurig Dr. Pepper, Inc., Company Guaranteed

2.53%, 11/15/21	1,000,000	1,015,846

3.20%, 05/01/30	775,000	860,391

5.09%, 05/25/48	700,000	956,989

TOTAL BEVERAGES		$4,240,951

BUILDING PRODUCTS – 0.5%

Carrier Global Corp., Sr. Unsecured, 2.24%, 02/15/25	3,000,000	3,157,257

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	128,558

TOTAL BUILDING PRODUCTS		$3,285,815

CAPITAL MARKETS – 3.2%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	856,838

Credit Suisse AG, Sr. Unsecured

2.10%, 11/12/21	1,785,000	1,811,496

0.50%, 02/02/24	3,000,000	3,003,746

Goldman Sachs Group, Inc. (The), Sr. Unsecured 3.00%, 04/26/22	915,000	920,980

(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	800,000	872,442

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	2,356,893

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Morgan Stanley, Sr. Unsecured, MTN 2.63%, 11/17/21	$4,000,000	$4,075,812

(SOFRRATE + 0.46%), 0.53%, 01/25/24Δ	3,000,000	3,001,929

3.13%, 07/27/26	340,000	376,777

(SOFRRATE + 3.12%), 3.62%, 04/01/31Δ	890,000	1,016,586
Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	587,992

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	847,000	869,495

TOTAL CAPITAL MARKETS		$19,750,986

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Global Payments, Inc., Sr. Unsecured

3.75%, 06/01/23	2,570,000	2,739,374

2.90%, 05/15/30	1,000,000	1,068,683

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,808,057

COMPUTERS – 0.5%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.25%, 04/01/23	3,000,000	3,107,061

DIVERSIFIED FINANCIAL SERVICES – 7.5%

Bank of America Corp., Sr. Unsecured, 5.70%, 01/24/22	3,000,000	3,161,976

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	1,095,000	1,211,243

(SOFRRATE + 1.88%), 2.83%, 10/24/51Δ	250,000	249,254

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,156,280

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	542,837

Capital One Financial Corp., Sr. Unsecured, 2.60%, 05/11/23	1,470,000	1,538,057

Citibank NA, Sr. Unsecured, BKNT, 3.40%, 07/23/21	1,400,000	1,417,556

Citigroup, Inc., Sr. Unsecured (3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	2,060,000	2,133,902

(SOFRRATE + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,749,593

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,650,000	1,891,586

Fifth Third Bancorp, Sr. Unsecured

3.50%, 03/15/22	1,250,000	1,291,987

2.55%, 05/05/27	780,000	844,831

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	530,000	585,747

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,495,994

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,624,645

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 1.22%, 05/15/47Δ	1,000,000	838,114

KeyBank NA, Sr. Unsecured, BKNT

3.30%, 02/01/22	615,000	633,599

1.25%, 03/10/23	2,000,000	2,038,911

Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 06/15/23Δ	2,000,000	2,022,433

Description	Par Value	Value

PNC Bank NA, Subordinated, BKNT

2.95%, 01/30/23	$350,000	$367,617

2.70%, 10/22/29	1,125,000	1,212,446

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,500,000	1,657,519

Truist Bank, Subordinated, BKNT

3.80%, 10/30/26	1,000,000	1,147,303

2.25%, 03/11/30	1,850,000	1,908,813

Truist Financial Corp., Sr. Unsecured, 2.90%, 03/03/21	1,475,000	1,475,042

Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 0.89%, 04/01/22Δ	2,000,000	2,009,762

U.S. Bancorp, Subordinated, MTN, 2.95%, 07/15/22	2,000,000	2,073,448

Wells Fargo & Co., Sr. Unsecured 2.10%, 07/26/21	2,000,000	2,017,853

(SOFRRATE + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,227,122

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	1,190,962

TOTAL DIVERSIFIED FINANCIAL SERVICES		$46,716,432

ELECTRIC – 3.2%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,620,000	1,624,875

Baltimore Gas and Electric Co., Sr. Unsecured, 3.50%, 08/15/46	1,550,000	1,760,204

Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,170,756

Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 05/15/21	750,000	752,792

DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	330,990

DTE Energy Co., Series H, Sr. Unsecured, 0.55%, 11/01/22	1,500,000	1,504,714

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,109,886

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	997,882

Entergy Louisiana LLC, 1st Mortgage, 2.90%, 03/15/51	1,000,000	1,029,178

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	2,581,424

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	1,000,000	976,741

FirstEnergy Corp., Series B, Sr. Unsecured, 4.40%, 07/15/27	800,000	878,922

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 4.50%, 06/01/21	3,000,000	3,010,470

Sempra Energy, Sr. Unsecured, 2.90%, 02/01/23	760,000	797,147

System Energy Resources, Inc., 1st Mortgage, 4.10%, 04/01/23	500,000	534,046

WEC Energy Group, Inc., Sr. Unsecured, 1.38%, 10/15/27	750,000	758,849

TOTAL ELECTRIC		$19,818,876

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

ENVIRONMENTAL CONTROL – 0.5%

Waste Management, Inc., Company Guaranteed

3.50%, 05/15/24	$1,255,000	$1,367,577

4.10%, 03/01/45	1,520,000	1,840,862

TOTAL ENVIRONMENTAL CONTROL		$3,208,439

FOOD & STAPLES RETAILING – 2.4%

Campbell Soup Co., Sr. Unsecured

3.65%, 03/15/23	3,000,000	3,195,479

3.30%, 03/19/25	2,050,000	2,234,757

Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	922,338

Kroger Co. (The), Sr. Unsecured

2.95%, 11/01/21#	1,750,000	1,782,376

2.80%, 08/01/22	2,060,000	2,130,840

5.40%, 01/15/49	1,640,000	2,316,396

3.95%, 01/15/50	1,000,000	1,180,054

Mondelez International, Inc., Sr. Unsecured, 0.63%, 07/01/22	1,250,000	1,256,204

TOTAL FOOD & STAPLES RETAILING		$15,018,444

FOREST PRODUCTS & PAPER – 0.3%

International Paper Co., Sr. Unsecured, 4.40%, 08/15/47	1,500,000	1,891,497

GAS – 0.3%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,644,679

HEALTHCARE-PRODUCTS – 1.4%

Becton Dickinson and Co., Sr. Unsecured, 2.89%, 06/06/22	5,558,000	5,728,720

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,470,694

Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 0.99%, 03/19/21Δ	222,000	222,008

TOTAL HEALTHCARE-PRODUCTS		$8,421,422

HEALTHCARE-SERVICES – 2.9%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,903,768

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	744,611

Cigna Corp., Company Guaranteed

3.75%, 07/15/23	500,000	539,598

4.80%, 07/15/46	1,000,000	1,292,501

CommonSpirit Health, Sr. Secured, 2.76%, 10/01/24	3,140,000	3,370,507

CVS Health Corp., Sr. Unsecured, 2.13%, 06/01/21	5,000,000	5,024,318

Elanco Animal Health, Inc., Sr. Unsecured, 5.90%, 08/28/28	2,000,000	2,395,952

NYU Langone Hospitals, Secured, 3.38%, 07/01/55	1,000,000	1,058,605

Description	Par Value	Value

UnitedHealth Group, Inc., Sr. Unsecured

2.95%, 10/15/27	$1,350,000	$1,501,637

3.95%, 10/15/42	290,000	346,251

TOTAL HEALTHCARE-SERVICES		$18,177,748

HOME FURNISHINGS – 0.5%

Whirlpool Corp., Sr. Unsecured

4.70%, 06/01/22	1,500,000	1,582,007

4.60%, 05/15/50	1,405,000	1,745,423

TOTAL HOME FURNISHINGS		$3,327,430

HOUSEHOLD PRODUCTS/WARES – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 08/01/47	870,000	1,039,991

INSURANCE – 2.9%

American International Group, Inc., Sr. Unsecured

3.30%, 03/01/21	3,000,000	2,999,901

4.20%, 04/01/28	1,000,000	1,170,098

Aon Corp., Company Guaranteed, 2.20%, 11/15/22	3,500,000	3,615,215

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,581,103

CNA Financial Corp., Sr. Unsecured, 3.95%, 05/15/24	950,000	1,047,017

Lincoln National Corp., Sr. Unsecured

4.20%, 03/15/22	1,000,000	1,042,349

3.63%, 12/12/26	1,380,000	1,572,833

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 09/15/22	250,000	261,625

W.R. Berkley Corp., Sr. Unsecured

4.63%, 03/15/22	1,000,000	1,046,340

4.75%, 08/01/44	1,715,000	2,185,198

4.00%, 05/12/50	1,425,000	1,686,378

TOTAL INSURANCE		$18,208,057

MACHINERY – 0.5%

Roper Technologies, Inc., Sr. Unsecured

0.45%, 08/15/22	1,500,000	1,503,083

2.00%, 06/30/30	1,345,000	1,353,316

TOTAL MACHINERY		$2,856,399

MEDIA – 1.7%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	3,097,500

Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	1,500,000	2,139,898

Discovery Communications LLC, Company Guaranteed

3.95%, 03/20/28	1,000,000	1,137,956

3.63%, 05/15/30	1,000,000	1,126,544

ViacomCBS, Inc., Sr. Unsecured

4.60%, 01/15/45	1,100,000	1,299,611

4.95%, 05/19/50#	1,185,000	1,495,514

TOTAL MEDIA		$10,297,023

MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 04/01/42	1,000,000	1,353,029

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

MISCELLANEOUS MANUFACTURING – 0.5%

Textron, Inc., Sr. Unsecured

3.65%, 03/01/21	$480,000	$481,200

3.88%, 03/01/25	750,000	825,553

2.45%, 03/15/31	2,000,000	2,017,750

TOTAL MISCELLANEOUS MANUFACTURING		$3,324,503

OIL & GAS – 2.4%

Canadian Natural Resources Ltd., Sr. Unsecured, 2.95%, 01/15/23	3,000,000	3,128,021

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	812,419

Phillips 66, Company Guaranteed

4.30%, 04/01/22	1,450,000	1,518,847

0.90%, 02/15/24	1,065,000	1,067,227

3.85%, 04/09/25	575,000	642,090

Pioneer Natural Resources Co., Sr. Unsecured

1.13%, 01/15/26	1,000,000	1,001,804

1.90%, 08/15/30	1,700,000	1,658,625

2.15%, 01/15/31#	1,000,000	990,992

Valero Energy Corp., Sr. Unsecured

2.15%, 09/15/27	1,800,000	1,817,697

4.00%, 04/01/29	1,580,000	1,748,371

4.90%, 03/15/45	563,000	653,542

TOTAL OIL & GAS		$15,039,635

PHARMACEUTICALS – 2.2%

AbbVie, Inc., Sr. Unsecured

2.95%, 11/21/26	1,875,000	2,063,598

4.25%, 11/14/28	1,235,000	1,464,053

4.40%, 11/06/42	460,000	562,490

4.88%, 11/14/48	1,000,000	1,324,556

4.25%, 11/21/49	1,000,000	1,231,797

Bristol-Myers Squibb Co., Sr. Unsecured (3 Month USD LIBOR + 0.38%), 0.60%, 05/16/22Δ	665,000	667,401

2.75%, 02/15/23	1,305,000	1,365,626

3.40%, 07/26/29	1,000,000	1,152,592

CVS Health Corp., Sr. Unsecured, 1.88%, 02/28/31	2,000,000	1,976,387

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	706,521

Zoetis, Inc., Sr. Unsecured, 3.95%, 09/12/47	1,005,000	1,215,346

TOTAL PHARMACEUTICALS		$13,730,367

PIPELINES – 2.2%

Energy Transfer Operating LP, Company Guaranteed

3.60%, 02/01/23	870,000	908,835

3.75%, 05/15/30	715,000	753,088

5.30%, 04/15/47	1,250,000	1,320,340

Enterprise Products Operating LLC, Company Guaranteed

2.80%, 02/15/21	1,075,000	1,076,377

4.20%, 01/31/50	1,120,000	1,257,564

4.95%, 10/15/54	500,000	608,869

Description	Par Value	Value

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	$1,000,000	$1,215,663

Kinder Morgan, Inc., Company Guaranteed, 5.20%, 03/01/48	2,040,000	2,508,700

MPLX LP, Sr. Unsecured (3 Month USD LIBOR + 1.10%), 1.33%, 09/09/22Δ	470,000	469,195

4.70%, 04/15/48	1,000,000	1,126,966

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,214,354

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	500,000	534,752

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	734,383

TOTAL PIPELINES		$13,729,086

REAL ESTATE INVESTMENT TRUSTS – 2.2%

American Tower Corp., Sr. Unsecured

5.00%, 02/15/24	415,000	467,912

3.13%, 01/15/27	1,000,000	1,093,746

3.10%, 06/15/50	1,500,000	1,484,524

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,596,577

Healthcare Realty Trust, Inc., Sr. Unsecured

3.88%, 05/01/25	915,000	1,014,710

3.63%, 01/15/28#	800,000	897,720

Healthpeak Properties, Inc., Sr. Unsecured, 2.88%, 01/15/31	2,350,000	2,530,153

Welltower, Inc., Sr. Unsecured

4.00%, 06/01/25	3,000,000	3,380,211

4.95%, 09/01/48	1,000,000	1,275,816

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,741,369

RETAIL – 0.2%

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	989,592

SEMICONDUCTORS – 0.5%

Texas Instruments, Inc., Sr. Unsecured, 1.75%, 05/04/30	3,365,000	3,406,568

TELECOMMUNICATIONS – 1.1%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	845,000	1,001,249

3.30%, 02/01/52	2,000,000	1,894,201

3.55%, 09/15/55Ω	1,423,000	1,361,378

Verizon Communications, Inc., Sr. Unsecured, 1.75%, 01/20/31	2,310,000	2,276,486

TOTAL TELECOMMUNICATIONS		$6,533,314

TRANSPORTATION – 1.0%

Ryder System, Inc., Sr. Unsecured, MTN

2.50%, 09/01/22	980,000	1,010,143

3.65%, 03/18/24	1,670,000	1,820,436

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Union Pacific Corp., Sr. Unsecured

3.15%, 03/01/24	$2,565,000	$2,774,122

4.30%, 03/01/49	675,000	851,744

TOTAL TRANSPORTATION		$6,456,445

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured

3.25%, 09/15/26	1,065,000	1,182,066

3.85%, 03/30/27	1,500,000	1,702,585

4.00%, 06/30/30	1,000,000	1,169,586

5.20%, 03/15/44	640,000	846,388

TOTAL TRUCKING & LEASING		$4,900,625

TOTAL CORPORATE BONDS (COST $272,544,921)		$294,040,479

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.0%**

AIRLINES – 0.0%**

Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 08/10/22	$183,258	187,350

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATE (COST $183,258)		$187,350

GOVERNMENT AGENCIES – 3.1%

FEDERAL HOME LOAN BANK (FHLB) – 1.3%

3.25%, 11/16/28#	6,960,000	8,220,122

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%

2.38%, 01/13/22	125,000	127,722

0.38%, 07/21/25#	9,000,000	8,991,252

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,118,974

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

6.25%, 05/15/29	750,000	1,060,513

7.25%, 05/15/30	400,000	615,549

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,676,062

TOTAL GOVERNMENT AGENCIES (COST $18,273,024)		$19,015,158

MORTGAGE-BACKED SECURITIES – 20.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.2%

Pool G12709, 5.00%, 07/01/22	6,358	6,536

Pool C00478, 8.50%, 09/01/26	5,730	6,603

Pool E09010, 2.50%, 09/01/27	428,951	450,577

Pool G18497, 3.00%, 01/01/29	57,281	60,641

Pool C01272, 6.00%, 12/01/31	12,803	15,104

Pool A13990, 4.50%, 10/01/33	9,279	10,244

Pool G01625, 5.00%, 11/01/33	18,142	20,980

Pool G08097, 6.50%, 11/01/35	9,969	11,798

Pool G02296, 5.00%, 06/01/36	93,259	106,755

Pool G02390, 6.00%, 09/01/36	3,259	3,808

Pool G05317, 5.00%, 04/01/37	387,565	442,167

Pool G03703, 5.50%, 12/01/37	10,347	11,861

Pool G04776, 5.50%, 07/01/38	31,408	35,676

Pool G05500, 5.00%, 05/01/39	324,370	371,248

Pool A93415, 4.00%, 08/01/40	643,620	707,124

Pool A93505, 4.50%, 08/01/40	597,773	664,157

Description	Par Value	Value

Pool A93996, 4.50%, 09/01/40	$473,536	$526,254

Pool G06222, 4.00%, 01/01/41	744,033	820,965

Pool A97047, 4.50%, 02/01/41	463,207	514,818

Pool G06956, 4.50%, 08/01/41	476,592	532,750

Pool C03750, 3.50%, 02/01/42	199,719	216,515

Pool C03849, 3.50%, 04/01/42	95,652	103,861

Pool Q08305, 3.50%, 05/01/42	647,506	713,716

Pool C04305, 3.00%, 11/01/42	1,788,390	1,920,023

Pool C09020, 3.50%, 11/01/42	1,494,715	1,620,423

Pool G07266, 4.00%, 12/01/42	1,284,457	1,400,909

Pool C04444, 3.00%, 01/01/43	62,247	66,783

Pool C09029, 3.00%, 03/01/43	271,237	290,883

Pool G08534, 3.00%, 06/01/43	337,315	361,747

Pool Q19476, 3.50%, 06/01/43	588,960	640,689

Pool C09044, 3.50%, 07/01/43	720,305	787,835

Pool G07889, 3.50%, 08/01/43	612,730	664,076

Pool G07624, 4.00%, 12/01/43	638,628	719,471

Pool G60038, 3.50%, 01/01/44	3,178,855	3,446,206

Pool G07680, 4.00%, 04/01/44	967,621	1,080,042

Pool G07943, 4.50%, 08/01/44	65,003	72,378

Pool G08607, 4.50%, 09/01/44	397,425	443,190

Pool Q33547, 3.50%, 05/01/45	574,156	626,241

Pool Q36970, 4.00%, 10/01/45	270,229	296,936

Pool G60384, 4.50%, 12/01/45	44,841	49,998

Pool Q39644, 3.50%, 03/01/46	2,095,962	2,249,444

Pool Q39438, 4.00%, 03/01/46	1,824,335	1,994,422

Pool G08705, 3.00%, 05/01/46	162,577	172,731

Pool G08708, 4.50%, 05/01/46	318,464	346,305

Pool ZS4671, 3.00%, 08/01/46	1,040,994	1,105,775

Pool Q44452, 3.00%, 11/01/46	1,430,790	1,520,149

Pool ZS4693, 3.00%, 12/01/46	2,791,276	2,964,982

Pool SD8037, 2.50%, 01/01/50	5,601,264	5,897,242

Pool RA2341, 2.50%, 04/01/50	4,430,360	4,671,905

Pool SD8104, 1.50%, 11/01/50	2,949,471	2,965,048

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$44,729,991

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.5%

Pool 975207, 5.00%, 03/01/23	9,536	9,937

Pool AE2520, 3.00%, 01/01/26	155,649	164,012

Pool 329794, 7.00%, 02/01/26	9,686	10,582

Pool 256639, 5.00%, 02/01/27	6,771	7,431

Pool 256752, 6.00%, 06/01/27	10,719	12,217

Pool 402255, 6.50%, 12/01/27	784	861

Pool AB8997, 2.50%, 04/01/28	104,266	109,686

Pool AS4480, 2.50%, 02/01/30	628,062	660,962

Pool AS7462, 2.50%, 06/01/31	262,271	275,882

Pool 254007, 6.50%, 10/01/31	7,394	8,722

Pool 638023, 6.50%, 04/01/32	43,450	48,138

Pool 642345, 6.50%, 05/01/32	35,113	38,901

Pool 651292, 6.50%, 07/01/32	55,040	60,981

Pool 686398, 6.00%, 03/01/33	126,188	145,549

Pool BP6496, 2.00%, 07/01/35	1,304,402	1,363,277

Pool MA4095, 2.00%, 08/01/35	1,838,623	1,921,670

Pool 745412, 5.50%, 12/01/35	12,803	14,751

Pool 888789, 5.00%, 07/01/36	146,574	167,303

Pool 256515, 6.50%, 12/01/36	8,750	10,286

Pool AE0217, 4.50%, 08/01/40	75,524	83,510

January 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AB1796, 3.50%, 11/01/40	$445,212	$482,547

Pool AH5583, 4.50%, 02/01/41	212,452	236,885

Pool 890551, 4.50%, 08/01/41	47,014	52,852

Pool AL0658, 4.50%, 08/01/41	273,204	307,130

Pool AL1319, 4.50%, 10/01/41	374,344	416,391

Pool AL6302, 4.50%, 10/01/41	476,983	539,275

Pool AX5302, 4.00%, 01/01/42	800,771	882,361

Pool AK4523, 4.00%, 03/01/42	998,291	1,097,683

Pool AL2034, 4.50%, 04/01/42	127,226	140,884

Pool AB7936, 3.00%, 02/01/43	1,140,312	1,223,424

Pool AL3761, 4.50%, 02/01/43	155,764	173,109

Pool MA1458, 3.00%, 06/01/43	284,721	305,281

Pool AT7899, 3.50%, 07/01/43	1,787,629	1,916,499

Pool AS0302, 3.00%, 08/01/43	2,857,963	3,047,515

Pool AU4279, 3.00%, 09/01/43	572,322	613,714

Pool AL5537, 4.50%, 04/01/44	219,160	245,590

Pool AS3155, 4.00%, 08/01/44	41,856	46,111

Pool AX0833, 3.50%, 09/01/44	536,434	584,081

Pool AL6325, 3.00%, 10/01/44	1,851,894	1,991,013

Pool AS5136, 4.00%, 06/01/45	219,441	239,062

Pool AZ7362, 4.00%, 11/01/45	590,797	649,049

Pool AZ9565, 3.50%, 12/01/45	941,287	1,013,983

Pool BC0326, 3.50%, 12/01/45	738,010	795,007

Pool BC0245, 3.00%, 02/01/46	438,960	466,276

Pool BC0830, 3.00%, 04/01/46	638,407	678,134

Pool AS7568, 4.50%, 07/01/46	106,975	116,209

Pool BC4764, 3.00%, 10/01/46	824,102	875,387

Pool MA2771, 3.00%, 10/01/46	264,637	282,352

Pool AS8276, 3.00%, 11/01/46	869,170	927,352

Pool BC9003, 3.00%, 11/01/46	865,617	919,485

Pool BE1899, 3.00%, 11/01/46	3,248,994	3,451,185

Pool BE3767, 3.50%, 07/01/47	946,221	1,009,709

Pool BH2618, 3.50%, 08/01/47	270,837	289,009

Pool MA3088, 4.00%, 08/01/47	883,823	954,161

Pool BH4010, 4.50%, 09/01/47	868,482	954,672

Pool BH9215, 3.50%, 01/01/48	1,290,352	1,376,932

Pool BJ0650, 3.50%, 03/01/48	5,437,531	5,793,375

Pool BJ0639, 4.00%, 03/01/48	368,027	395,516

Pool BJ9169, 4.00%, 05/01/48	1,678,509	1,803,883

Pool BK4764, 4.00%, 08/01/48	1,615,020	1,735,654

Pool BN1628, 4.50%, 11/01/48	847,809	929,588

Pool BM5334, 3.50%, 01/01/49	1,119,175	1,220,638

Pool MA3871, 3.00%, 12/01/49	3,631,216	3,817,094

Pool CA5306, 3.00%, 03/01/50	3,405,806	3,594,009

Pool CA5353, 3.50%, 03/01/50	2,548,153	2,702,435

Pool MA4100, 2.00%, 08/01/50	1,909,815	1,973,243

Pool FM3989, 2.50%, 08/01/50	1,327,028	1,397,876

Pool MA4119, 2.00%, 09/01/50	1,378,257	1,424,029

Pool BQ2999, 2.50%, 10/01/50	2,831,292	3,009,202

Pool CA7383, 3.00%, 10/01/50	2,829,063	3,069,809

Pool CA7734, 2.50%, 11/01/50	2,001,693	2,116,149

Pool FM5297, 3.00%, 11/01/50	3,420,588	3,655,273

Pool MA4208, 2.00%, 12/01/50	1,321,205	1,365,247

Pool CA8021, 2.50%, 12/01/50	5,499,174	5,799,481

Pool TBA, 2.00%, 03/01/51‡	4,000,000	4,124,688

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$84,342,156

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	$5,188	$5,550

Pool 354713, 7.50%, 12/15/23	2,139	2,273

Pool 354765, 7.00%, 02/15/24	9,687	10,720

Pool 354827, 7.00%, 05/15/24	6,127	6,789

Pool 385623, 7.00%, 05/15/24	11,120	12,225

Pool 360869, 7.50%, 05/15/24	9,694	10,362

Pool 2077, 7.00%, 09/20/25	3,234	3,543

Pool 503405, 6.50%, 04/15/29	14,117	14,726

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$66,188

TOTAL MORTGAGE-BACKED SECURITIES (COST $125,433,426)		$129,138,335

MUNICIPAL BOND – 0.5%

GENERAL – 0.5%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds (Series B), 4.13%, 06/15/42	2,500,000	2,796,750

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,796,750

U.S. TREASURY OBLIGATIONS – 23.1%

U.S. TREASURY BONDS – 6.4%

6.38%, 08/15/27#	450,000	614,371

5.25%, 02/15/29	500,000	669,692

6.25%, 05/15/30	500,000	734,486

5.38%, 02/15/31	600,000	848,213

3.00%, 05/15/42	500,000	621,008

3.63%, 08/15/43	881,000	1,201,786

3.75%, 11/15/43	365,000	507,261

3.63%, 02/15/44	2,106,000	2,879,106

3.13%, 08/15/44	6,637,000	8,437,581

3.00%, 11/15/44	2,000,000	2,494,458

2.50%, 02/15/45	2,135,000	2,448,937

3.00%, 05/15/45	2,000,000	2,498,856

2.88%, 08/15/45	300,000	367,280

3.00%, 11/15/45#	765,000	957,973

2.50%, 02/15/46	280,000	321,335

3.00%, 02/15/47	1,098,000	1,380,060

3.00%, 05/15/47	1,695,000	2,132,545

2.75%, 11/15/47	2,235,000	2,693,190

1.25%, 05/15/50	6,300,000	5,451,459

1.38%, 08/15/50#	3,000,000	2,680,331

TOTAL U.S. TREASURY BONDS		$39,939,928

U.S. TREASURY NOTES – 16.7%

2.00%, 11/15/21#	1,000,000	1,015,040

1.75%, 05/15/22#	380,000	388,040

2.13%, 06/30/22	6,615,000	6,803,590

1.63%, 08/15/22	6,000,000	6,140,156

1.63%, 11/15/22	1,928,000	1,979,990

2.50%, 03/31/23	7,000,000	7,359,529

1.75%, 05/15/23	2,000,000	2,073,983

1.63%, 05/31/23	12,400,000	12,829,658

2.50%, 08/15/23	200,000	211,964

2.00%, 04/30/24	10,195,000	10,786,101

1.75%, 07/31/24	1,900,000	2,000,684

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

2.38%, 08/15/24	$5,600,000	$6,024,529

2.00%, 02/15/25	4,655,000	4,973,528

2.13%, 05/15/25	2,500,000	2,691,013

2.00%, 08/15/25	295,000	316,851

2.25%, 11/15/25	230,000	250,201

1.63%, 02/15/26	8,000,000	8,472,689

1.63%, 05/15/26	4,695,000	4,974,650

2.00%, 11/15/26	4,180,000	4,522,453

2.75%, 02/15/28	6,000,000	6,820,919

2.38%, 05/15/29	2,500,000	2,791,366

1.63%, 08/15/29#	5,000,000	5,281,945

1.50%, 02/15/30	5,000,000	5,215,726

TOTAL U.S. TREASURY NOTES		$103,924,605

TOTAL U.S. TREASURY OBLIGATIONS (COST $132,202,258)		$143,864,533

	Number of Shares

INVESTMENT COMPANY – 1.0%

EXCHANGE-TRADED FUND – 1.0%

iShares iBoxx High Yield Corporate Bond ETF#	68,340	5,943,530

TOTAL INVESTMENT COMPANY (COST $6,002,418)		$5,943,530

MONEY MARKET FUND – 2.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	18,183,610	18,183,610

TOTAL MONEY MARKET FUND (COST $18,183,610)		$18,183,610

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.9%

REPURCHASE AGREEMENTS – 3.9%

Bank of Montreal, 0.06%, dated 1/29/21, due 2/01/21, repurchase price $1,222,507 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 1/01/36 to 1/01/51; total market value of $1,246,951.	$1,222,501	1,222,501

Description	Par Value	Value

Citigroup Global Markets Ltd., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $4,645,618 collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 8.50%, maturing 2/01/23 to 1/01/59; total market value of $4,738,507.	$4,645,595	$4,645,595

Daiwa Capital Markets America, 0.07%, dated 1/29/21, due 2/01/21, repurchase price $4,645,622 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $4,738,507.	4,645,595	4,645,595

Deutsche Bank Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $4,645,618 collateralized by U.S. Government Agency Securities, 2.00% to 8.50%, maturing 2/01/23 to 4/01/51; total market value of $4,738,509.	4,645,595	4,645,595

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $4,645,614 collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 10/20/40 to 10/20/50; total market value of $4,738,507.	4,645,595	4,645,595

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $4,645,618 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $4,738,507.	4,645,595	4,645,595

TOTAL REPURCHASE AGREEMENTS (COST $24,450,476)		$24,450,476

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $24,450,476)		$24,450,476

TOTAL INVESTMENTS – 104.5% (COST $613,206,819)		$650,956,245

COLLATERAL FOR SECURITIES ON LOAN – (3.9%)		(24,450,476)

OTHER ASSETS LESS LIABILITIES – (0.6)%		(3,719,182)

TOTAL NET ASSETS – 100.0%		$622,786,587

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

 The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Security	$—	$112,123	$—	$112,123

Collateralized Mortgage Obligations	—	1,225,314	—	1,225,314

Commercial Paper	—	11,998,587	—	11,998,587

Corporate Bonds	—	294,040,479	—	294,040,479

Enhanced Equipment Trust Certificate	—	187,350	—	187,350

Government Agencies	—	19,015,158	—	19,015,158

Mortgage-Backed Securities	—	129,138,335	—	129,138,335

Municipal Bond	—	2,796,750	—	2,796,750

U.S. Treasury Obligations	—	143,864,533	—	143,864,533

Investment Company	5,943,530	—	—	5,943,530

Money Market Fund	18,183,610	—	—	18,183,610

Repurchase Agreements	—	24,450,476	—	24,450,476

Total	$24,127,140	$626,829,105	$—	$650,956,245

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2021, these liquid restricted securities amounted to $6,322,642 representing 1.02% of total net assets.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[t]	The rate shown reflects the effective yield at purchase date.

#	Security, or a portion thereof, is on loan.

‡	Delayed delivery security.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

BKNT	Bank Notes

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFRRATE	Secured Overnight Financing Rate

TBA	To Be Announced Security

USD	United States Dollar

UST	United States Treasury

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)